Waddell & Reed InvestEd Portfolios, Inc.



          Waddell & Reed InvestEd Growth Portfolio
          Waddell & Reed InvestEd Balanced Portfolio
          Waddell & Reed InvestEd Conservative Portfolio

     Annual
     Report
     -----------------
     December 31, 2001

CONTENTS




       3       Managers' Letter

       6       Waddell & Reed InvestEd Growth Portfolio

      16       Waddell & Reed InvestEd Balanced Portfolio

      26       Waddell & Reed InvestEd Conservative Portfolio

      36       Notes to Financial Statements

      43       Independent Auditors' Report

      44       Directors & Officers

      51       Annual Privacy Notice

      53       Householding Notice












This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed InvestEd Portfolios, Inc. current prospectus and current Fund performance information.

MANAGERS' LETTER

---------------------------------------------------------------------------
  December 31, 2001

This report relates to the operation of the Waddell & Reed InvestEd Growth Portfolio, the Waddell & Reed InvestEd Balanced Portfolio and the Waddell & Reed InvestEd Conservative Portfolio for the fiscal period ended December 31, 2001. The following discussion provides you with information regarding the Portfolios' performance since their inception on October 1, 2001.

Dear Shareholder:

Congratulations on your decision to invest in the Waddell & Reed InvestEd Portfolios, Inc. Along with planning for retirement, saving for higher education is a primary objective of many American families, and we believe you have taken a strong step toward that goal with the Waddell & Reed InvestEd Plan.

The Waddell & Reed InvestEd Portfolios began operations on October 1, 2001, as the markets began to recover from the tragic events of September 11, 2001. At that point, the country had accepted the onset of the war on terrorism and we continued to weather a difficult, recessionary economy. By year-end, however, we found some encouragement in the fact that the economy showed some indications of turning around.

Apparently spurred by the Federal Reserve's eleven interest rate cuts during 2001, along with some early success in the war, the markets recovered somewhat toward the end of the year as many analysts began to anticipate a recovery in 2002. While we view this as a positive sign for the year to come, we believe that the challenges of 2001 may take some time to overcome.

The market environment at year-end provides an excellent example of why we constructed the Waddell & Reed InvestEd Portfolios the way we have. Organized as a "fund of funds," each Portfolio helps to diversify your investment among a variety of mutual funds within the Waddell & Reed Advisors Funds family. Thus, your investment isn't tied to one sector or one type of fund. Over time, we believe this provides a stronger investment as you seek to build your assets toward your long-term goal of education funding.

Given the volatile nature of the market at the end of 2001, all three of the Portfolios performed relatively well from their inception through December 31. Nonetheless, overcoming the challenging market proved difficult, as the InvestEd Balanced and Conservative Portfolios slightly underperformed the bond benchmark index for the period, although the InvestEd Growth Portfolio did outperform the bond benchmark index. Due to what we feel was an uncharacteristic upward swing in stock prices at year-end, each Portfolio underperformed its stock benchmark index for the period.

Since the Portfolios invest in a variety of mutual funds, we utilize three benchmark indexes for comparison purposes: the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which increased 10.68 percent from October 1, 2001 through December 31, 2001; the Salomon Brothers Broad Investment Grade Index (reflecting the performance of securities that generally represent the bond market), which increased 0.02 percent during the period; and the Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit, (reflecting the performance of securities that generally represent one-month certificates of deposit), which increased 0.58 percent during the period.

In comparison, the Waddell & Reed InvestEd Growth Portfolio's Class A shares increased 8.63 percent during the period, without the impact of sales load, and increased 2.39 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Multi-Cap Core Funds Universe Average, which increased
12.66 percent during the period.


The Waddell & Reed InvestEd Balanced Portfolio's Class A shares increased 6.00 percent during the period, without the impact of sales load, and declined 0.09 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Balanced Funds Universe Average, which increased 6.77 percent during the period.

The Waddell & Reed InvestEd Conservative Portfolio's Class A shares increased
2.28 percent during the period, without the impact of sales load, and declined
3.60 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Flexible Portfolio Funds Universe Average, which increased 7.03 percent during the period.

As you review this report, we urge you to keep in mind that, while the market may decline in the face of economic uncertainty and geopolitical events, it often rebounds over the intermediate or long term. Going forward, we believe that the respective Portfolio allocations position each Portfolio positively for a variety of economic climates that we are likely to experience.

Thank you for your ongoing dedication and partnership.

Sincerely,
Henry J. Herrmann
Michael L. Avery
Daniel J. Vrabac
Managers
Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

-----------------------------------------------------------------

GOAL
To seek long-term capital growth

STRATEGY
This Portfolio primarily invests in a combination of Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors income-producing mutual funds. It is designed for investors who can accept equity market volatility in return for potentially higher returns, and who do not expect to incur expenses related to higher education for at least nine years.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares

        Per Share Data
For the Fiscal Period Ended December 31, 2001
---------------------------------------------

Dividend paid                    $0.02
                                 =====

Net asset value on
  12-31-01                      $10.84
  10-1-01                        10.00
                                ------
Change per share                $ 0.84
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01     ---          ---             ---           ---
 5-year period
  ended 12-31-01     ---          ---             ---           ---
10-year period
  ended 12-31-01     ---          ---             ---           ---
Cumulative return
  since inception
  of Class (F)      2.39%        8.63%           3.47%         8.47%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
                         Class C
                  -----------------------
                      With      Without
Period               CDSC(B)     CDSC(C)
------            ----------   ----------
 1-year period
  ended 12-31-01     ---          ---
 5-year period
  ended 12-31-01     ---          ---
10-year period
  ended 12-31-01     ---          ---
Cumulative return
  since inception
  of Class (D)      7.47%        8.47%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on December 31, 2001, your Portfolio owned:

 $17.13  Waddell & Reed Advisors Core Investment Fund, Class Y
  14.88  Waddell & Reed Advisors Value Fund, Inc., Class Y
  13.63  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
  12.28  Waddell & Reed Advisors New Concepts Fund, Inc., Class Y
  11.95  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
  10.33  Waddell & Reed Advisors Small Cap Fund, Inc., Class Y
   9.56  Waddell & Reed Advisors Bond Fund, Class Y
   6.67  Waddell & Reed Advisors Government Securities Fund, Inc., Class Y
   2.93  Waddell & Reed Advisors High Income Fund, Inc., Class Y
   0.64  Cash and Cash Equivalents

THE INVESTMENTS OF GROWTH PORTFOLIO

December 31, 2001

                                              Shares        Value
MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   198,687  $ 1,241,797
Waddell & Reed Advisors Core Investment Fund,
 Class Y  ................................   388,268    2,224,775
Waddell & Reed Advisors Government Securities
 Fund, Inc., Class Y  ....................   156,910      866,141
Waddell & Reed Advisors High Income Fund,
 Inc., Class Y  ..........................    50,988      380,370
Waddell & Reed Advisors International Growth
 Fund, Inc., Class Y  ....................   288,286    1,770,075
Waddell & Reed Advisors New Concepts Fund,
 Inc., Class Y  ..........................   200,481    1,595,829
Waddell & Reed Advisors Small Cap Fund, Inc.,
 Class Y  ................................   117,301    1,341,923
Waddell & Reed Advisors Value Fund, Inc.,
 Class Y  ................................   178,804    1,932,875
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y  ................................   196,183    1,551,810
                                                      -----------

TOTAL MUTUAL FUNDS - 99.36%                           $12,905,595
 (Cost: $12,561,681)


TOTAL SHORT-TERM SECURITIES - 1.49%                   $   193,000
 (Cost: $193,000)

TOTAL INVESTMENT SECURITIES - 100.85%                 $13,098,595
 (Cost: $12,754,681)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.85%)      (110,362)

NET ASSETS - 100.00%                                  $12,988,233


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized   appreciation
     and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

GROWTH PORTFOLIO
December 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities --
   at value (Notes 1 and 4) ................................   $13,099
 Cash  .....................................................         1
 Receivable for Portfolio shares sold  .....................       537
 Prepaid registration fees (Note 2)  .......................        66
                                                               -------
    Total assets  ..........................................    13,703
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       709
 Accrued accounting services fee (Note 3) ..................         1
 Accrued administrative and shareholder servicing (Note 3)           1
 Other  ....................................................         4
                                                               -------
    Total liabilities  .....................................       715
                                                               -------
      Total net assets  ....................................   $12,988
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................   $     1
   Additional paid-in capital ..............................    12,563
 Accumulated undistributed income:
   Accumulated undistributed net realized gain
    on investment transactions  ............................        80
   Net unrealized appreciation in value of investments......       344
                                                               -------
    Net assets applicable to outstanding units of capital  .   $12,988
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................    $10.84
 Class B  ..................................................    $10.84
 Class C  ..................................................    $10.84
Capital shares outstanding:
 Class A  ..................................................       862
 Class B  ..................................................       186
 Class C  ..................................................       150
Capital shares authorized ..................................   500,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

GROWTH PORTFOLIO
For the Period from October 1, 2001* through December 31, 2001
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................         $ 46
   Interest and amortization........................            1
                                                             ----
    Total income  ..................................           47
                                                             ----
 Expenses (Note 3):
   Registration fees ...............................           12
   Administrative and shareholding servicing fee....            8
   Distribution fee:
     Class B .......................................            3
     Class C .......................................            2
   Service fee:
     Class A  ......................................            3
     Class B .......................................            1
     Class C .......................................            1
   Accounting services fee..........................            1
   Investment management fee .......................            1
   Legal fees ......................................            1
   Other............................................            1
                                                             ----
    Total  .........................................           34
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................           (1)
                                                             ----
       Total expenses ..............................           33
                                                             ----
       Net investment income  ......................           14
                                                             ----
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on mutual funds  ................            1
 Realized gains distributions from mutual funds  ...           79
                                                             ----
   Realized net gain on investments ................           80
 Unrealized appreciation in value of investments
   during the period ...............................          344
                                                             ----
   Net gain on investments .........................          424
                                                             ----
    Net increase in net assets resulting from
      operations ...................................         $438
                                                             ====

 *Commencement of operations.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO
For the Period from October 1, 2001* through December 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
 Operations:
   Net investment income ............        $    14
   Realized net gain on investments .             80
   Unrealized appreciation ..........            344
                                             -------
    Net increase in net assets
      resulting from operations .....            438
                                             -------
 Distributions to shareholders from (Note 1C):**
   Net investment income:
    Class A  ........................            (17)
    Class B  ........................             (1)
    Class C  ........................             (1)
   Realized gains on securities transactions:
    Class A  ........................            ---
    Class B  ........................            ---
    Class C  ........................            ---
                                             -------
                                                 (19)
                                             -------
 Capital share transactions
   (Note 6) .........................         12,535
                                             -------
       Total increase  ..............         12,954
NET ASSETS
 Beginning of period  ...............             34
                                             -------
 End of period  .....................        $12,988
                                             =======
   Undistributed net investment income          $---
                                                ====


 *Commencement of operations.
**See "Financial Highlights" on pages    -   .

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GROWTH PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:
                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income  .....    0.02
  Net realized and
     unrealized gain
     on investments ..........    0.84
                                ------
Total from investment
  operations  ................    0.86
                                ------
Less distributions:
  From net investment
     income ..................   (0.02)
  From capital gains .........   (0.00)
                                ------
Total distributions ..........   (0.02)
                                ------
Net asset value,
  end of period  .............  $10.84
                                ======
Total return** ...............    8.63%
Net assets, end of period (in
  millions)  .................     $9
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    1.67%***
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver .....................    1.18%***
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    1.71%***
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    1.14%***
Portfolio turnover rate ......    0.12%
  *Commencement of operations of the class.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GROWTH PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income ......    0.01
  Net realized and
     unrealized gain
     on investments ..........    0.84
                                ------
Total from investment
  operations   ...............    0.85
                                ------
Less distributions:
  From net investment
     income ..................   (0.01)
  From capital gains .........   (0.00)
                                ------
Total distributions ..........   (0.01)
                                ------
Net asset value,
  end of period  .............  $10.84
                                ======
Total return .................    8.47%
Net assets, end of period (in
  millions)  .................     $2
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.22%**
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver  ....................    0.23%**
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.28%**
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    0.17%**
Portfolio turnover rate ......    0.12%

 *Commencement of operations of the class.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GROWTH PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income  .....    0.01
  Net realized and
     unrealized gain
     on investments ..........    0.84
                                ------
Total from investment
  operations   ...............    0.85
                                ------
Less distributions:
  From net investment
     income ..................   (0.01)
  From capital gains .........   (0.00)
                                ------
Total distributions ..........   (0.01)
                                ------
Net asset value,
  end of period  .............  $10.84
                                ======
Total return .................    8.47%
Net assets, end of period (in
  millions)  .................     $2
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.19%**
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver .....................    0.13%**
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.25%**
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    0.07%**
Portfolio turnover rate ......    0.12%

 *Commencement of operations of the class.
**Annualized.

                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

-----------------------------------------------------------------

GOAL
To seek capital growth and income

STRATEGY
This Portfolio invests in a combination of long-term, growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors income-producing mutual funds. It is designed for investors who seek capital appreciation, in conjunction with income, and who do not expect to incur higher education expenses for at least two to three years.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares
        Per Share Data
For the Fiscal Period Ended December 31, 2001
---------------------------------------------

Dividend paid                    $0.03
                                 =====

Net asset value on
  12-31-01 ...................  $10.57
  10-1-01 ....................   10.00
                                ------
Change per share .............  $ 0.57
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01     ---          ---             ---           ---
 5-year period
  ended 12-31-01     ---          ---             ---           ---
10-year period
  ended 12-31-01     ---          ---             ---           ---
Cumulative return
  since inception
  of Class (F)      -0.09%       6.00%           0.84%         5.84%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
                         Class C
                  -----------------------
                      With      Without
Period               CDSC(B)     CDSC(C)
------            ----------   ----------
 1-year period
  ended 12-31-01     ---          ---
 5-year period
  ended 12-31-01     ---          ---
10-year period
  ended 12-31-01     ---          ---
Cumulative return
  since inception
  of Class (D)      4.84%        5.84%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on December 31, 2001, your Portfolio owned:

 $15.22  Waddell & Reed Advisors Core Investment Fund, Class Y
  12.76  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
  12.52  Waddell & Reed Advisors Bond Fund, Class Y
  12.48  Waddell & Reed Advisors Government Securities Fund, Inc., Class Y
  12.00  Waddell & Reed Advisors Value Fund, Inc., Class Y
  10.32  Waddell & Reed Advisors New Concepts Fund, Inc., Class Y
  10.02  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
   7.87  Waddell & Reed Advisors High Income Fund, Inc., Class Y
   5.81  Waddell & Reed Advisors Cash Management, Inc., Class A
   1.00  Cash and Cash Equivalents

THE INVESTMENTS OF BALANCED PORTFOLIO

December 31, 2001

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   263,720    1,648,253
Waddell & Reed Advisors Cash Management,
 Inc., Class A  ..........................   764,436      764,436
Waddell & Reed Advisors Core Investment Fund,
 Class Y  ................................   349,594    2,003,171
Waddell & Reed Advisors Government Securities
 Fund, Inc., Class Y  ....................   297,484    1,642,110
Waddell & Reed Advisors High Income Fund,
 Inc., Class Y  ..........................   138,833    1,035,694
Waddell & Reed Advisors International
 Growth Fund, Inc., Class Y  .............   273,420    1,678,798
Waddell & Reed Advisors New Concepts Fund,
 Inc., Class Y  ..........................   170,642    1,358,311
Waddell & Reed Advisors Value Fund,
 Inc., Class Y  ..........................   146,096    1,579,295
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y  ................................   166,779    1,319,223
                                                       ----------

TOTAL MUTUAL FUNDS - 99.00%                           $13,029,291
 (Cost: $12,841,865)

TOTAL SHORT-TERM SECURITIES - 2.61%                   $   344,000
 (Cost: $344,000)

TOTAL INVESTMENT SECURITIES - 101.61%                 $13,373,291
 (Cost: $13,185,865)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.61%)      (212,312)

NET ASSETS - 100.00%                                  $13,160,979


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

BALANCED PORTFOLIO
December 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities --
   at value (Notes 1 and 4) ................................   $13,373
 Cash  .....................................................         1
 Receivable for Portfolio shares sold  .....................       420
 Prepaid registration fees (Note 2)  .......................        65
                                                               -------
    Total assets  ..........................................    13,859
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       691
 Accrued accounting services fee (Note 3)  .................         1
 Other  ....................................................         6
                                                               -------
    Total liabilities  .....................................       698
                                                               -------
      Total net assets  ....................................   $13,161
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................  $      1
   Additional paid-in capital ..............................    12,898
 Accumulated undistributed income:
   Accumulated undistributed net realized gain
    on investment transactions  ............................        75
   Net unrealized appreciation in value of investments......       187
                                                               -------
    Net assets applicable to outstanding units of capital  .   $13,161
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................    $10.57
 Class B  ..................................................    $10.57
 Class C  ..................................................    $10.57
Capital shares outstanding:
 Class A  ..................................................       864
 Class B  ..................................................       184
 Class C  ..................................................       197
Capital shares authorized ..................................   300,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

BALANCED PORTFOLIO
For the Period from October 1, 2001* through December 31, 2001
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................         $ 55
   Interest and amortization........................            1
                                                             ----
    Total income  ..................................           56
                                                             ----
 Expenses (Note 3):
   Registration fees ...............................           12
   Administrative and shareholder servicing fee.....            6
   Distribution fee:
     Class B .......................................            3
     Class C .......................................            3
   Service fee:
     Class A  ......................................            3
     Class B .......................................            1
     Class C .......................................            1
   Accounting services fee..........................            1
   Investment management fee .......................            1
   Legal fees ......................................            1
   Other............................................            2
                                                             ----
    Total  .........................................           34
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................           (1)
                                                             ----
       Total expenses ..............................           33
                                                             ----
       Net investment income  ......................           23
                                                             ----
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized gains distributions from mutual funds  ...           75
 Unrealized appreciation in value of investments
   during the period ...............................          187
                                                             ----
   Net gain on investments .........................          262
                                                             ----
    Net increase in net assets resulting from
      operations ...................................         $285
                                                             ====
 *Commencement of operations.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

BALANCED PORTFOLIO
For the Period from October 1, 2001* through December 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
 Operations:
   Net investment income ............        $    23
   Realized net gain on investments .             75
   Unrealized appreciation ..........            187
                                             -------
    Net increase in net assets
      resulting from operations .....            285
                                             -------
 Distributions to shareholders from (Note 1C):**
   Net investment income:
    Class A  ........................            (23)
    Class B  ........................             (2)
    Class C  ........................             (3)
   Realized gains on securities transactions:
    Class A  ........................            ---
    Class B  ........................            ---
    Class C  ........................            ---
                                             -------
                                                 (28)
                                             -------
 Capital share transactions
   (Note 6) .........................         12,870
                                             -------
       Total increase  ..............         13,127
NET ASSETS
 Beginning of period  ...............             34
                                             -------
 End of period  .....................        $13,161
                                             =======
   Undistributed net investment income          $---
                                                ====


 *Commencement of operations.
**See "Financial Highlights" on pages    -   .

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:
                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income  .....    0.03
  Net realized and
     unrealized gain
     on investments ..........    0.57
                                ------
Total from investment
  operations  ................    0.60
                                ------
Less distributions:
  From net investment
     income ..................   (0.03)
  From capital gains .........   (0.00)
                                ------
Total distributions ..........   (0.03)
                                ------
Net asset value,
  end of period  .............  $10.57
                                ======
Total return** ...............    6.00%
Net assets, end of period (in
  millions)  .................     $9
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    1.67%***
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver .....................    1.70%***
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    1.72%***
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    1.65%***
Portfolio turnover rate ......    0.00%
  *Commencement of operations of the class.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income ......    0.02
  Net realized and
     unrealized gain
     on investments ..........    0.56
                                ------
Total from investment
  operations   ...............    0.58
                                ------
Less distributions:
  From net investment
     income ..................   (0.01)
  From capital gains .........   (0.00)
                                ------
Total distributions ..........   (0.01)
                                ------
Net asset value,
  end of period  .............  $10.57
                                ======
Total return .................    5.84%
Net assets, end of period (in
  millions)  .................     $2
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.22%**
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver  ....................    0.75%**
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.28%**
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    0.69%**
Portfolio turnover rate ......    0.00%

 *Commencement of operations of the class.
**Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income  .....    0.02
  Net realized and
     unrealized gain
     on investments ..........    0.56
                                ------
Total from investment
  operations   ...............    0.58
                                ------
Less distributions:
  From net investment
     income ..................   (0.01)
  From capital gains .........   (0.00)
                                ------
Total distributions ..........   (0.01)
                                ------
Net asset value,
  end of period  .............  $10.57
                                ======
Total return .................    5.84%
Net assets, end of period (in
  millions)  .................     $2
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.23%**
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver .....................    0.73%**
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.29%**
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    0.67%**
Portfolio turnover rate ......    0.00%

 *Commencement of operations of the class.
**Annualized.

                       See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

-----------------------------------------------------------------

GOAL
To seek capital preservation

STRATEGY
This Portfolio invests primarily in Waddell & Reed Advisors income-producing mutual funds. It invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. It is designed for investors who seek capital preservation, through a primary emphasis on income and a secondary emphasis on capital growth, and who expect to incur expenses related to higher education within a year or two.

Scheduled Dividend Frequency
Annually (December)

Founded
2001




Performance Summary -- Class A Shares

Per Share Data
For the Fiscal Period Ended December 31, 2001
---------------------------------------------

Dividend paid                    $0.05
                                 =====

Capital gains distribution       $0.00262
                                 =====

Net asset value on
  12-31-01                      $10.18
  10-1-01                        10.00
                                ------
Change per share                $ 0.18
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01     ---          ---             ---           ---
 5-year period
  ended 12-31-01     ---          ---             ---           ---
10-year period
  ended 12-31-01     ---          ---             ---           ---
Cumulative return
  since inception
  of Class (F)      -3.60%       2.28%          -2.88%         2.12%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the period.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
                         Class C
                  -----------------------
                      With      Without
Period               CDSC(B)     CDSC(C)
------            ----------   ----------
 1-year period
  ended 12-31-01     ---          ---
 5-year period
  ended 12-31-01     ---          ---
10-year period
  ended 12-31-01     ---          ---
Cumulative return
  since inception
  of Class (D)      1.12%        2.12%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment.
(C)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(D)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on December 31, 2001, your Portfolio owned:

 $29.26  Waddell & Reed Advisors Cash Management, Inc., Class A
  17.37  Waddell & Reed Advisors Bond Fund, Class Y
  17.24  Waddell & Reed Advisors Government Securities Fund, Inc., Class Y
  13.86  Waddell & Reed Advisors High Income Fund, Inc., Class Y
   8.19  Waddell & Reed Advisors Core Investment Fund, Class Y
   7.11  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
   4.91  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
   2.06  Cash and Cash Equivalents

THE INVESTMENTS OF CONSERVATIVE PORTFOLIO

December 31, 2001

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   146,388   $  914,925
Waddell & Reed Advisors Cash Management,
 Inc., Class A  .......................... 1,541,568    1,541,568
Waddell & Reed Advisors Core Investment
 Fund, Class Y  ..........................    75,265      431,271
Waddell & Reed Advisors Government Securities
 Fund, Inc., Class Y  ....................   164,543      908,279
Waddell & Reed Advisors High Income Fund, Inc.,
 Class Y  ................................    97,840      729,885
Waddell & Reed Advisors International Growth
 Fund, Inc., Class Y  ....................    42,168      258,913
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y  ................................    47,324      374,335
                                                        ---------
TOTAL MUTUAL FUNDS - 97.94%                             5,159,176
 (Cost: $5,122,582)

TOTAL SHORT-TERM SECURITIES - 2.77%                    $  146,000
 (Cost: $146,000)

TOTAL INVESTMENT SECURITIES - 100.71%                  $5,305,176
 (Cost: $5,268,582)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.71%)       (37,493)

NET ASSETS - 100.00%                                   $5,267,683


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized   appreciation
     and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

CONSERVATIVE PORTFOLIO
December 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities --
   at value (Notes 1 and 4) ................................    $5,305
 Cash  .....................................................         1
 Receivable for Portfolio shares sold  .....................       155
 Prepaid registration fees (Note 2)  .......................        64
                                                                ------
    Total assets  ..........................................     5,525
                                                                ------
LIABILITIES
 Payable for investment securities purchased  ..............       252
 Other  ....................................................         5
                                                                ------
    Total liabilities  .....................................       257
                                                                ------
      Total net assets  ....................................    $5,268
                                                                ======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................    $    1
   Additional paid-in capital ..............................     5,213
 Accumulated undistributed income:
   Accumulated undistributed net realized gain
    on investment transactions  ............................        17
   Net unrealized appreciation in value of investments......        37
                                                                ------
    Net assets applicable to outstanding units of capital  .    $5,268
                                                                ======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................    $10.18
 Class B  ..................................................    $10.18
 Class C  ..................................................    $10.18
Capital shares outstanding:
 Class A  ..................................................       300
 Class B  ..................................................       103
 Class C  ..................................................       115
Capital shares authorized ..................................   200,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

CONSERVATIVE PORTFOLIO
For the Period from October 1, 2001* through December 31, 2001
(In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................          $37
   Interest and amortization .......................          ---**
                                                              ---
    Total income  ..................................           37
                                                              ---
 Expenses (Note 3):
   Registration fees................................           11
   Administrative and shareholder servicing fee ....            4
   Distribution fee:
     Class B .......................................            2
     Class C .......................................            2
   Service fee:
     Class A  ......................................            1
     Class B .......................................            1
     Class C .......................................            1
   Investment management fee .......................            1
   Legal fees ......................................            1
   Other............................................            1
                                                              ---
    Total  .........................................           25
      Less expenses in excess of voluntary waiver of
       management fee (Note 3)  ....................           (1)
                                                              ---
       Total expenses ..............................           24
                                                              ---
       Net investment income  ......................           13
                                                              ---
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on mutual funds  ................            1
 Realized gains distributions from mutual funds  ...           17
                                                              ---
   Realized net gain on investments ................           18
 Unrealized appreciation in value of investments
   during the period ...............................           37
                                                              ---
   Net gain on investments .........................           55
                                                              ---
    Net increase in net assets resulting from
      operations ...................................          $68
                                                              ===
*Commencement of operations.
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

CONSERVATIVE PORTFOLIO
For the Period from October 1, 2001* through December 31, 2001
(In Thousands)

INCREASE IN NET ASSETS
 Operations:
   Net investment income ............         $   13
   Realized net gain on investments .             18
   Unrealized appreciation ..........             37
                                              ------
    Net increase in net assets
      resulting from operations .....             68
                                              ------
 Distributions to shareholders from (Note 1C):**
   Net investment income:
    Class A  ........................            (12)
    Class B  ........................             (3)
    Class C  ........................             (3)
   Realized gains on securities transactions:
    Class A  ........................             (1)
    Class B  ........................            ---***
    Class C  ........................            ---***
                                              ------
                                                 (19)
                                              ------
 Capital share transactions
   (Note 6) .........................          5,185
                                              ------
       Total increase  ..............          5,234
NET ASSETS
 Beginning of period  ...............             34
                                              ------
 End of period  .....................         $5,268
                                              ======
   Undistributed net investment income          $---
                                                ====


  *Commencement of operations.
 **See "Financial Highlights" on pages    -   .
***Not shown due to rounding.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CONSERVATIVE PORTFOLIO
Class A Shares
For a Share of Capital Stock Outstanding Throughout The Period:
                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income  .....    0.04
  Net realized and
     unrealized gain
     on investments ..........    0.19
                                ------
Total from investment
  operations  ................    0.23
                                ------
Less distributions:
  From net investment
     income ..................   (0.05)
  From capital gains .........   (0.00)***
                                ------
Total distributions ..........   (0.05)
                                ------
Net asset value,
  end of period  .............  $10.18
                                ======
Total return** ...............    2.28%
Net assets, end of period (in
  millions)  .................     $3
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.14%****
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver .....................    1.49%****
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.19%****
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    1.44%****
Portfolio turnover rate ......    0.56%
   *Commencement of operations of the class.
  **Total return calculated without taking into account the sales load deducted on an initial purchase.
 ***Not shown due to rounding.
****Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CONSERVATIVE PORTFOLIO
Class B Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income ......    0.04
  Net realized and
     unrealized gain
     on investments ..........    0.17
                                ------
Total from investment
  operations   ...............    0.21
                                ------
Less distributions:
  From net investment
     income ..................   (0.03)
  From capital gains .........   (0.00)**
                                ------
Total distributions ..........   (0.03)
                                ------
Net asset value,
  end of period  .............  $10.18
                                ======
Total return .................    2.12%
Net assets, end of period (in
  millions)  .................     $1
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.55%***
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver  ....................    1.07%***
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.60%***
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    1.02%***
Portfolio turnover rate ......    0.56%

   *Commencement of operations of the class.
  **Not shown due to rounding.
 ***Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CONSERVATIVE PORTFOLIO
Class C Shares
For a Share of Capital Stock Outstanding Throughout The Period:

                                 For the
                             period from
                                10-1-01*
                                 through
                                12-31-01
                             -----------
Net asset value,
  beginning of period  .......  $10.00
                                ------
Income from investment
  operations:
  Net investment income  .....    0.03
  Net realized and
     unrealized gain
     on investments ..........    0.18
                                ------
Total from investment
  operations   ...............    0.21
                                ------
Less distributions:
  From net investment
     income ..................   (0.03)
  From capital gains .........   (0.00)**
                                ------
Total distributions ..........   (0.03)
                                ------
Net asset value,
  end of period  .............  $10.18
                                ======
Total return .................    2.12%
Net assets, end of period (in
  millions)  .................     $1
Ratio of expenses to average
  net assets including
  voluntary expense waiver ...    2.59%***
Ratio of net investment
  income to average net assets
  including voluntary expense
  waiver .....................    1.04%***
Ratio of expenses to average
  net assets excluding
  voluntary expense waiver  ..    2.64%***
Ratio of net investment
  income to average net assets
  excluding voluntary expense
  waiver  ....................    0.98%***
Portfolio turnover rate ......    0.56%

  *Commencement of operations of the class.
 **Not shown due to rounding.
***Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2001

NOTE 1 -- Significant Accounting Policies

The Waddell & Reed InvestEd Plan ("InvestEd Plan") was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. ("InvestEd Portfolios") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a "Portfolio"). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Contributions to InvestEd Plan accounts are invested in shares of an InvestEd Portfolio. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Investments in funds within the Waddell & Reed Advisors Group of Mutual Funds are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio. At December 31, 2001, the following amounts were reclassified:

                          Accumulated
                          Undistributed    Additional
                          Net Investment   Paid-In
                          Income           Capital
     Growth Portfolio         $5,496        $5,496
     Balanced Portfolio        5,435         5,435

     Conservative Portfolio    5,318         5,318

     Net investment income, net realized gains and net assets were not affected by these changes.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

Waddell & Reed InvestEd Portfolios, Inc., a Maryland corporation, was organized on May 23, 2001 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until October 1, 2001 (the date of the initial public offering).

On August 27, 2001, Waddell & Reed, Inc. ("W&R") purchased for investment 3,400 Class A shares of each Portfolio at their net asset value of $10.00 per share.

Prepaid registration expenses in the amount of $71,443, $70,651 and $69,144 were paid by Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, and are being amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio and each underlying fund pay a management fee to Waddell & Reed Investment Management Company ("WRIMCO") for providing investment advice and supervising its investments. The management fee for each of the Portfolios is payable at the annual rate of 0.05% of the net assets of the Portfolio.

The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2001, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2001, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2001, were 0.58%

for Waddell & Reed Advisors Government Securities Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2001, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period September 30, 2001, were 0.62%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2001, were 0.84%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2001, were 0.84%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2001, were 0.85%

for Waddell & Reed Advisors Value Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2001, were 0.67% with the voluntary waiver, by WRIMCO, of management fee expenses; 0.69% without the voluntary waiver, by WRIMCO, of management fee expenses for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal period ended June 30, 2001, were 0.66%

WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Portfolio's or a fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios, including maintenance of each Portfolio's records, pricing of each Portfolio's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                       Average
                    Net Asset Level                Annual Fee
               (all dollars in millions)       Rate for Each Fund
               -------------------------       ------------------
               From $    0 to $   10                $      0
               From $   10 to $   25                $ 11,000
               From $   25 to $   50                $ 22,000
               From $   50 to $  100                $ 33,000
               From $  100 to $  200                $ 44,000
               From $  200 to $  350                $ 55,000
               From $  350 to $  550                $ 66,000
               From $  550 to $  750                $ 77,000
               From $  750 to $1,000                $ 93,500
                    $1,000 and Over                 $110,000

Plus, for each class of shares in excess of one, each Portfolio pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each underlying fund also pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio pays WARSCO a fee at the rate of 0.40% of assets annually. The fee may be paid daily on a pro rata basis. Each Portfolio also reimburses W&R and WARSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WARSCO a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2001, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    -----------------
                                   Commissions    Class B   Class C
                                   -----------    -----------------
     Growth Portfolio                $137,553      $---      $---
     Balanced Portfolio                96,052       ---       ---
     Conservative Portfolio            26,756       ---       ---

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the period ended December 31, 2001, W&R paid the following amounts: Growth Portfolio - $ 99,829; Balanced Portfolio - $61,528; and Conservative Portfolio - $17,819.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

No Directors' fees were paid.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2001 are summarized as follows:

                              Growth       Balanced   Conservative
                            Portfolio      Portfolio      Portfolio
                          -----------   ------------   ------------
Purchases of mutual
 funds                    $12,571,514    $12,841,864     $5,145,540
Purchases of short-term
 securities                 2,109,000      2,477,000        680,000
Proceeds from sales
 of mutual funds               10,526            ---         24,197
Proceeds from maturities
 and sales of short-term
 securities                 1,916,000      2,133,000        534,000

For Federal income tax purposes, cost of investments owned at December 31, 2001 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation(Depreciation)
                       -------------- --------------------------------------
Waddell & Reed InvestEd
 Growth Portfolio         $12,754,681     $364,090     $20,176      $343,914
Waddell & Reed InvestEd
 Balanced Portfolio        13,185,865      224,071      36,645       187,426
Waddell & Reed InvestEd
 Conservative Portfolio     5,268,582       63,836      27,242        36,594

NOTE 5 -- Federal Income Tax Matters

The InvestEd Portfolios' income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Waddell & Reed InvestEd Growth Portfolio, Waddell & Reed InvestEd Balanced Portfolio and Waddell & Reed InvestEd Conservative Portfolio realized capital gain net income of $6,813, $5,819 and $2,577, respectively, during the fiscal period ended December 31, 2001. A portion of capital gain net income of Waddell & Reed InvestEd Conservative Portfolio was paid to shareholders during the period ended December 31, 2001. Remaining capital gain net income will be distributed to each Portfolio's shareholders.

NOTE 6 -- Multiclass Operations

Each Portfolio is authorized to offer three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended December 31, 2001 are summarized below. Amounts are in thousands.


                               Growth       Balanced   Conservative
                            Portfolio      Portfolio      Portfolio
                          -----------   ------------   ------------
Shares issued from sale
 of shares:
 Class A  ............          873           861           295
 Class B .............          186           184           103
 Class C .............          150           197           115
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............            2             2             1
 Class B .............          ---*          ---*          ---*
 Class C .............          ---*          ---*          ---*
Shares redeemed:
 Class A  ............          (16)           (2)          ---
 Class B .............          ---*          ---           ---
 Class C .............          ---           ---*          ---
                              -----          ----         -----
Increase in
 outstanding capital
 shares  .............        1,195         1,242           514
                              =====         =====           ===
Value issued from sale
 of shares:
 Class A  ............       $9,245       $ 8,975        $2,992
 Class B .............        1,922         1,876         1,024
 Class C .............        1,530         2,016         1,151
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............           17            23            12
 Class B .............            1             2             3
 Class C .............            1             3             3
Value redeemed:
 Class A  ............         (179)          (25)          ---
 Class B .............           (2)          ---           ---
 Class C .............          ---           ---*          ---
                            -------       -------        ------
Increase in
 outstanding capital .      $12,535       $12,870        $5,185
                            =======       =======        ======
*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed InvestEd Portfolios, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Growth Portfolio, Balanced Portfolio, and Conservative Portfolio (collectively the "Portfolios") comprising Waddell & Reed InvestEd Portfolios, Inc., as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from October 1, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios of Waddell & Reed InvestEd Portfolios, Inc. as of December 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the period from October 1, 2001 through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 8, 2002

The Board of Directors of Waddell & Reed InvestEd Portfolios, Inc.

Each of the individuals listed below serves as a director for each of the portfolios within the Waddell & Reed Advisors Funds, W&R Funds, Inc., Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. for a total of 47 portfolios served. Four of the five interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WARSCO). The fifth interested director is a partner in a law firm that has represented (W&R) within the past two years.

The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WARSCO.

Disinterested Directors


James M. Concannon (54)
Washburn Law School, 1700 College, Topeka, KS 66621
Position held with Fund:  Director
Director since 1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School; formerly, Dean, Washburn Law School
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment company

John A. Dillingham (62)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since 1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Co.
Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, American Royal and Salvation Army

David P. Gardner (68)
2441 Iron Canyon Drive, Park City UT 84060
Position held with Fund:  Director
Director since 1998
Principal Occupation During Past 5 Years: formerly, President, William and Flora Hewlett Foundation
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp., Campus Pipeline, John & Karen Huntsman Foundation and Huntsman Cancer Foundation; formerly, Chairman, George S. and Dolores Dor'e Eccles Foundation; formerly, Director, First Security Corp., Digital Ventures and Charitableway

Linda K. Graves (48)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since 1995
Principal Occupation During Past 5 Years:  First Lady of Kansas
Other Directorships held by Director: Chairman & Director, Community Foundation of Johnson County; Director, Greater Kansas City Community Foundation, and Friends of Cedar Crest Association; Director, American Guaranty Life Insurance Company

Joseph Harroz, Jr. (34)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since 1998
Principal Occupations During Past 5 Years: Vice President & General Counsel, Board of Regents, University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments
Other Directorships held by Director: Treasurer, Oklahoma Appleseed (Center for Law and Justice)

John F. Hayes (82)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since 1988
Principal Occupation During Past 5 Years: Chairman, Gilliland & Hayes, PA, a Law Firm
Other Directorships held by Director:  Director, Central Bank & Trust and

Central Financial Corp.; formerly, Director, Central Properties, Inc.

Glendon E. Johnson (77)
13635 Deering Bay Drive, Unit 284, Miami, FL 33158
Position held with Fund:  Director
Director since 1971
Principal Occupations During Past 5 Years: Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corp.
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (64)
1213 W. 95th Ct., Chartwell #4, Kansas City, MO 64114
Position held with Fund:  Director
Director since 1995
Principal Occupations During Past 5 Years: Professor, University of Missouri at Kansas City; formerly, Chancellor, University of Missouri at Kansas City
Other Directorships held by Director:  None

Frederick Vogel III (66)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since 1971
Principal Occupation During Past 5 Years:  Retired
Other Directorships held by Director:  None

Interested Directors


Robert L. Hechler (65)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer (PFO) and Vice President (VP)
Director since 1998
Principal Occupations During Past 5 Years: Consultant, WDR and W&R (2001 to present); Director, WDR (1998 to present); Executive VP and Chief Operating Officer, WDR (1998 to 2001); Director, Chief Executive Officer (CEO) and President, W&R (1993 to 2001); PFO and Treasurer, W&R (1981 to 2001); Director, Executive VP, PFO and Treasurer, WRIMCO (1985 to 2001); Director and President, WARSCO (1981 to 2001); Treasurer, WARSCO (1981 to 1999)
Other Directorships held by Director:  None

Henry J. Herrmann (59)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President Director since 1998
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer, WDR (1998 to present); Treasurer, WDR (1998 to 1999); Director, W&R (1993 to present); Director, WRIMCO (1992 to present); President and CEO, WRIMCO, (1993 to present)
Other Directorships held by Director:  None

William T. Morgan (73)
928 Glorietta Blvd., Coronado, CA 92118
Position held with Fund:  Director
Director since 1985
Principal Occupation(s) During Past 5 Years: Retired; Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993
Other Directorships held by Director:  None

Frank J. Ross, Jr. (48)
Polsinelli, Shalton & Welte, 700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund:  Director
Director since 1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm
Other Directorships held by Director:  Director, Columbian Bank & Trust

Keith A. Tucker (56)
6300 Lamar Avenue, Overland Park, KS 66202
Positions(s) held with Fund:  COB and Director; formerly, President
Length of Time Served:  Director, 10 years
Principal Occupation(s) During Past 5 Years: COB, Director and CEO, WDR (1998 to present); PFO, WDR (1998 to 1999); COB, W&R (1993 to present); COB and Director, WRIMCO (1993 to present); COB and Director, WARSCO (1993 to present); Vice COB, Torchmark Corporation (1991 to 1998); COB, Torchmark Distributors, Inc. (1993 to 1997)
Other Directorships held by Director:  Director, Vesta Insurance Group (1996 to
1997)

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Henry J. Herrmann, President
Michael L. Avery, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Daniel J. Vrabac, Vice President

Annual Privacy Notice


Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.
Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.
Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.
Categories of Information that may be Disclosed.

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.
Categories of Parties to whom we disclose nonpublic personal information.

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.
Opt Out Right.

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.
Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice



If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749
Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

Waddell & Reed InvestEd Portfolios, Inc.

------------------------------------------------------

     Waddell & Reed InvestEd Growth Portfolio
     Waddell & Reed InvestEd Balanced Portfolio
     Waddell & Reed InvestEd Conservative Portfolio












------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355



Our INTERNET address is:
  http://www.waddell.com


NUR1909A(12-01)

For more complete information regarding any of the portfolios in Waddell & Reed InvestEd Portfolios, Inc., including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.